Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
Schedule of Components of Provision for Income Taxes	Significant components of the provision for income taxes are as follows:
	December 31, 2023	December 31, 2022	December 31, 2021
Current	$631	$536	$3
Income tax expenses	$631	$536	$3

Schedule of Reconciles China Statutory Rates	The following table reconciles China statutory rates to the Company’s effective tax rate:
	Year ended December 31,	Year ended December 31,
	2023	2022
China statutory income tax rate	25%	25%
Preferential tax rate reduction	(25)%	(26)%
Permanent difference	-%	1%
Effective tax rate	-%	-%

Schedule of Taxes (Recoverable) Payable	Taxes recoverable consisted of the following:
	December 31, 2023	December 31, 2022
VAT taxes recoverable	$(1,115)	$(2,436)
Corporate income tax recoverable	(149)	(98)
Other taxes payable	62	85
Total	$(1,202)	$(2,449)